State Street Corp.

Legal Fund Administration

P.O. Box 5049

Boston, MA 02206-5049

October 7, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn:	Office of Filings, Information & Consumer Service

Re:	Babson Capital Funds Trust (the “Trust”)
File No. 333-188840

Ladies and Gentlemen:

This Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a Supplement dated September 28, 2015 for Babson Active Short Duration Bond Fund, a series of the Trust, as filed electronically via EDGAR with the Securities and Exchange Commission on September 28, 2015 (Accession No. 0001193125-15-330447).

If you have any questions, please contact me at (617) 662-0845.

Sincerely,

/s/ Michael P. Keane

Michael P. Keane

Vice President and Counsel

cc:	Janice Bishop